CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue		$ 17,800
Cost of revenue		1,034
Gross profit		16,766
Operating expenses:
Research and development expenses, net	19,816	30,318	28,583
Marketing and business development expenses	651	1,634	1,189
General and administrative expenses	8,412	8,041	7,633
Total operating expenses	28,879	39,993	37,405
Operating loss	(28,879)	(23,227)	(37,405)
Financial and other income, net	820	628	339
Loss before taxes on income	(28,059)	(22,599)	(37,066)
Taxes on income	722
Net loss	$ (27,337)	$ (22,599)	$ (37,066)
Basic net loss per share	$ (0.43)	$ (0.41)	$ (0.72)
Diluted net loss per share	$ (0.43)	$ (0.41)	$ (0.72)
Other comprehensive loss:
Unrealized gain arising during the period from foreign currency derivative contracts			$ 17
Realized loss (gain) arising during the period from foreign currency derivative contracts		(17)	(7)
Total comprehensive loss	$ (27,337)	$ (22,616)	$ (37,056)
Weighted average number of ordinary shares used in computing basic net loss per share	63,636,673	55,277,428	51,179,694
Weighted average number of ordinary shares used in computing diluted net loss per share	63,636,673	55,277,428	51,179,694